Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes Tables Abstract
Reconciliation of income tax expense

	December 31, 2019	December 31, 2018
U.S. Statutory rate	$1,822,092	$530,472
Items not allowed for tax purposes	(1,142,776)	(716,534)
Foreign tax rate differential	(66,163)	394,401
Additional foreign taxation	(15,190)	—
Prior year over provision	1,167	—
Prior year net operating loss adjustment	(917,820)	—
Movement in valuation allowances	(279,486)	(1,311,040)
Income tax expense	$(598,176)	$(1,102,701)

Deferred tax assets
	December 31, 2019	December 31, 2018
Current	$(683,830)	$(1,102,701)
Deferred	85,654	—
Total	$(598,176)	$(1,102,701)

Provisions for income taxes

	December 31, 2019	December 31, 2018
Working capital movements	$641,089	$—
Net loss carryforward - Foreign	119,251	124,407
Net loss carryforward - US	3,505,182	3,861,629
	4,265,522	3,986,036
Less valuation allowance	(4,265,522)	(3,986,036)
Deferred tax assets	$—	$—

Intangible assets	$(1,315,954)	$—
	$(1,315,954)	$—